13. Fair value measurement (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Fair Value Measurement Details [Line Items]
Derivative liability	$ 652	$ 0
Change in fair value	285
Fair Value Inputs Level 3 [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Convertible bonds fair value	12,879
Options fair value	1,260
Fair Value Measurements Recurring [Member]
Schedule Of Fair Value Measurement Details [Line Items]
Assets fair value	0	0
Liabilities fair value	$ 0	$ 0